Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Effective Income Tax Rate to Federal Statutory Rate
The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	June 30,
	2013	2012	2011
Federal income tax provision at statutory rate	(34.0)%	(34.0)%	(34.0)%
Fair value - warrant liability	(2.0)%	(3.2)%	(2.8)%
Loss on settlement of warrant liabilities	1.0%	-	-
Other	(4.0)%	(0.6)%	(1.9)%
Change in valuation allowance	39.0%	37.8%	38.7%

Actual income tax provision (benefit) effective tax rate	-%	-%	-%

Deferred Income Tax Assets
The principal components of deferred income tax assets consists of the following:

	June 30,
	2013	2012
Net operating loss carryforwards	$19,269,000	$17,738,000
Stock-based compensation	2,507,000	2,243,000
Other	44,000	(42,000)
	21,820,000	19,939,000
Valuation allowance	(21,820,000)	(19,939,000)
Net deferred tax asset	$-	$-